Notes Payable - Related Party - Additional Information (Detail) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Nov. 03, 2016	Dec. 28, 2016	Apr. 30, 2015	Feb. 28, 2015	Jul. 31, 2014	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Warrants Exercisable						94,553		13,219,597	13,219,597
Notes payable interest payments						$ 204,821	$ 215,199	$ 1,778,831	$ 1,055,255
Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued	196					4,308,824		40
Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable								1,532,598	1,532,598
Class A Warrant | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares converted		0
Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable								1,310,956	1,310,956
Class B Warrant | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares converted		0
Spring Forth Investments, LLC | Notes Payable To Related Party
Related Party Transaction [Line Items]
Convertible notes payable, principal				$ 250,000	$ 500,000
Notes payable, interest rate				12.00%	20.00%
Debt Instrument Frequency Of Periodic Payment						monthly		monthly
Note maturity date description						The original maturity date for the note was July 18, 2015, which was extended by the Company to July 18, 2016 by giving notice and paying an extension fee of $10,000. The note was again extended by the Company to July 18, 2017.		The original maturity date for the note was July 18, 2015, which was extended by the Company to July 18, 2016 by giving notice and paying an extension fee of $10,000. It was extended again by the Company to July 18, 2017.	The loan had an interest rate of twelve percent (12%) per year and matured the earlier of (i) 90 days from the date of the loan agreement, or (ii) five days after the closing of a registered public offering of securities of the Company.
Notes, maturity date					Jul. 18, 2015	Jul. 18, 2017		Jul. 18, 2016	Jul. 18, 2016
Prepaid interest					$ 25,000
Number of preferred units issued as consideration					4,000,000
Value of preferred units issued as consideration					$ 100,000
Preferred units issued as consideration, series D preferred shares					4,000,000
Preferred units issued as consideration, price per share					$ 0.025
Termination Fee			$ 12,500
Maturity date of notes					Jul. 18, 2015	Jul. 18, 2017		Jul. 18, 2016	Jul. 18, 2016
Notes payable interest payments			$ 4,192					$ 66,667	$ 100,000
Debt Instrument Maturity Period After Loan Agreement				90 days
Debt Instrument Maturity Period After Closing Of Registered Public Offering				5 days
Spring Forth Investments, LLC | Notes Payable To Related Party | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued						1
Spring Forth Investments, LLC | Notes Payable To Related Party | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Conversion of stock, shares converted						4,000,000
Spring Forth Investments, LLC | Notes Payable To Related Party | Class A Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, price per share					$ 268,800,000
Warrants Exercisable					20,000
Conversion of stock, shares issued						1
Spring Forth Investments, LLC | Notes Payable To Related Party | Class B Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, price per share					$ 268,800,000
Warrants Exercisable					20,000
Conversion of stock, shares issued						1